Trade Accounts Payable - Summary of provision of contract costs (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	S/ 746,408	S/ 378,670
Infrastructure [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	52,658	12,209
Infrastructure [member] | Linea 1 - Metro de Lima [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	13,383	11,189
Infrastructure [member] | Oil Services [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	20,512	0
Infrastructure [member] | Operation and maintenance - Roads [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	18,763	1,020
Engineering and Construction [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	679,091	340,187
Engineering and Construction [member] | Talara Refinery [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	418,540	115,870
Engineering and Construction [member] | Works and Consortiums [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	68,239	105,681
Engineering and Construction [member] | Engineering and Construction Works VYV - DSD [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	68,140	51,412
Engineering and Construction [member] | Engineering and Construction Works - Morelco SAS [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	34,804	27,570
Engineering and Construction [member] | North Concentrator Plant - Quellaveco [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	24,185	10,030
Engineering and Construction [member] | Mina Project Of Gold Fields La Cima SA [Member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	15,050	8,520
Engineering and Construction [member] | Civil Works, Assembly and Electromechanics - Acero Arequipa [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	17,382	4,932
Engineering and Construction [member] | Civil Works, Assembly and Electromechanics - Toquepala [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	5,055	5,283
Engineering and Construction [member] | Generating Plant Machu Picchu [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	4,633	2,376
Engineering and Construction [member] | Others [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	23,063	8,513
Real Estate [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	13,573	12,808
Parent company operation [member]
Disclosure Of Trade Accounts Payable [Line Items]
Provision of contract costs	S/ 1,086	S/ 13,466